Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000809593
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 05, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 05, 2025
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
American Beacon EAM International Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

I.	Effective February 4, 2025, the name of the sub-advisor is changed to Global IMC LLC and all references to EAM Global Investors LLC are deleted and replaced with references to Global IMC LLC.

II.	Effective February 4, 2025, references to EAM Investors, LLC are deleted and replaced with references to The Informed Momentum Company LLC.

III.	Effective February 24, 2025, the name of the Fund is changed to American Beacon IMC International Small Cap Fund, and all references to the American Beacon EAM International Small Cap Fund are deleted and replaced with American Beacon IMC International Small Cap Fund.